Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.001 per share)
Amount Registered | shares	2,800,000
Proposed Maximum Offering Price per Unit	33.79
Maximum Aggregate Offering Price	$ 94,612,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,065.92
Offering Note	(1) This Form S-8 Registration Statement (the "Registration Statement") registers 2,800,000 additional shares of Common Stock of Riley Exploration Permian, Inc. (the "Company") that may be delivered with respect to awards under the Riley Exploration Permian, Inc. Second Amended and Restated 2021 Long Term Incentive Plan (as amended from time to time, the "Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an additional shares of Common Stock of the Company that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of the Company's Stock. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of shares of Common Stock registered under this Registration Statement all shares of Common Stock are combined by a reverse stock split into a lesser number of shares of Common Stock, the number of undistributed shares of Common Stock covered by this Registration Statement shall be proportionately reduced. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the reported high and low sales prices for the Company's Common Stock as reported by the NYSE American on May 8, 2026. (3) Pursuant to General Instruction E to Form S-8, a registration fee is only being paid with respect to the registration of an additional 2,800,000 shares of Common Stock under the Plan.